Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Entity Central Index Key	0000769220
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000010996 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Strategic Income Fund(formerly, Macquarie Strategic Income Fund)
Class Name	Institutional Class
Trading Symbol	DUGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Strategic Income Fund (Institutional Class) returned 4.63% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index (benchmark), returned 2.71%.
Top contributors to performance:
A strong economy with a resilient labor market and inflation that was stubbornly above the US Federal Reserve’s (Fed’s) target caused yields to rise, especially as the war with Iran drove gas prices higher. The Fund’s shorter duration profile relative to its benchmark contributed to performance.
Allocations to corporates – both high yield and investment grade – were a contributor to the Fund’s performance because of the incremental yield they provided, as spreads ended the period largely unchanged despite increased volatility from the war in Iran.
The Fund’s allocations to emerging market debt and commercial mortgage-backed securities (CMBS) were also contributors to performance.
Top detractors from performance:
The Fund’s allocations to bank loans and collateralized loan obligations (CLOs) were a detractor as these sectors saw spreads widening over the period.
An underweight position in the municipals and government-related sectors, and security selection within the government‑related sector, were a moderate detractor.
A modest underweight to asset-backed securities (ABS) was also a small detractor over the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Strategic Income Fund (Institutional Class) – including sales charge	4.63%	2.71%	3.52%
Nomura Strategic Income Fund (Institutional Class) – excluding sales charge	4.63%	2.71%	3.52%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 215,873,864
Holdings Count | Holding	284	[1]
Advisory Fees Paid, Amount	$ 614,272
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$215,873,864
Total number of portfolio holdings*	284
Total net advisory fees paid (during reporting period)	$614,272
Portfolio turnover rate	73%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	63.69%
Collateralized Loan Obligations	21.88%
Non-Agency Collateralized Mortgage Obligations	4.25%
Non-Agency Commercial Mortgage-Backed Securities	2.77%
Government Agency Obligations	2.33%
Loan Agreements	1.28%
Sovereign Bonds	0.88%
Common Stocks	0.34%
Supranational Banks	0.20%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Strategic Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Strategic Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000010995 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Strategic Income Fund(formerly, Macquarie Strategic Income Fund)
Class Name	Class R
Trading Symbol	DUGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Strategic Income Fund (Class R) returned 4.20% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index (benchmark), returned 2.71%.
Top contributors to performance:
A strong economy with a resilient labor market and inflation that was stubbornly above the US Federal Reserve’s (Fed’s) target caused yields to rise, especially as the war with Iran drove gas prices higher. The Fund’s shorter duration profile relative to its benchmark contributed to performance.
Allocations to corporates – both high yield and investment grade – were a contributor to the Fund’s performance because of the incremental yield they provided, as spreads ended the period largely unchanged despite increased volatility from the war in Iran.
The Fund’s allocations to emerging market debt and commercial mortgage-backed securities (CMBS) were also contributors to performance.
Top detractors from performance:
The Fund’s allocations to bank loans and collateralized loan obligations (CLOs) were a detractor as these sectors saw spreads widening over the period.
An underweight position in the municipals and government-related sectors, and security selection within the government‑related sector, were a moderate detractor.
A modest underweight to asset-backed securities (ABS) was also a small detractor over the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Strategic Income Fund (Class R) – including sales charge	4.20%	2.19%	3.00%
Nomura Strategic Income Fund (Class R) – excluding sales charge	4.20%	2.19%	3.00%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 215,873,864
Holdings Count | Holding	284	[2]
Advisory Fees Paid, Amount	$ 614,272
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$215,873,864
Total number of portfolio holdings*	284
Total net advisory fees paid (during reporting period)	$614,272
Portfolio turnover rate	73%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	63.69%
Collateralized Loan Obligations	21.88%
Non-Agency Collateralized Mortgage Obligations	4.25%
Non-Agency Commercial Mortgage-Backed Securities	2.77%
Government Agency Obligations	2.33%
Loan Agreements	1.28%
Sovereign Bonds	0.88%
Common Stocks	0.34%
Supranational Banks	0.20%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Strategic Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 1, 2026, distribution and service (12b-1) fees for Class R shares were waived, which resulted in a decrease in the net annual operating expenses for Class R from 1.09% to 1.00%.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Strategic Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective June 1, 2026, distribution and service (12b-1) fees for Class R shares were waived, which resulted in a decrease in the net annual operating expenses for Class R from 1.09% to 1.00%.
Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000010994 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Strategic Income Fund(formerly, Macquarie Strategic Income Fund)
Class Name	Class C
Trading Symbol	DUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Strategic Income Fund (Class C) returned 3.63% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index (benchmark), returned 2.71%.
Top contributors to performance:
A strong economy with a resilient labor market and inflation that was stubbornly above the US Federal Reserve’s (Fed’s) target caused yields to rise, especially as the war with Iran drove gas prices higher. The Fund’s shorter duration profile relative to its benchmark contributed to performance.
Allocations to corporates – both high yield and investment grade – were a contributor to the Fund’s performance because of the incremental yield they provided, as spreads ended the period largely unchanged despite increased volatility from the war in Iran.
The Fund’s allocations to emerging market debt and commercial mortgage-backed securities (CMBS) were also contributors to performance.
Top detractors from performance:
The Fund’s allocations to bank loans and collateralized loan obligations (CLOs) were a detractor as these sectors saw spreads widening over the period.
An underweight position in the municipals and government-related sectors, and security selection within the government‑related sector, were a moderate detractor.
A modest underweight to asset-backed securities (ABS) was also a small detractor over the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Strategic Income Fund (Class C) – including sales charge	2.65%	1.70%	2.49%
Nomura Strategic Income Fund (Class C) – excluding sales charge	3.63%	1.70%	2.49%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 215,873,864
Holdings Count | Holding	284	[3]
Advisory Fees Paid, Amount	$ 614,272
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$215,873,864
Total number of portfolio holdings*	284
Total net advisory fees paid (during reporting period)	$614,272
Portfolio turnover rate	73%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	63.69%
Collateralized Loan Obligations	21.88%
Non-Agency Collateralized Mortgage Obligations	4.25%
Non-Agency Commercial Mortgage-Backed Securities	2.77%
Government Agency Obligations	2.33%
Loan Agreements	1.28%
Sovereign Bonds	0.88%
Common Stocks	0.34%
Supranational Banks	0.20%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Strategic Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 1, 2026, no contingent deferred sales charge was imposed on redemptions of Class C shares.
Effective June 1, 2026, distribution and service (12b-1) fees for Class C shares were waived, which resulted in a decrease in the net annual operating expenses for Class C from 1.59% to 1.43%.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Strategic Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, no contingent deferred sales charge was imposed on redemptions of Class C shares.
Effective June 1, 2026, distribution and service (12b-1) fees for Class C shares were waived, which resulted in a decrease in the net annual operating expenses for Class C from 1.59% to 1.43%.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000010992 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Strategic Income Fund(formerly, Macquarie Strategic Income Fund)
Class Name	Class A
Trading Symbol	DEGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months ? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Strategic Income Fund (Class A) returned 4.28% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index (benchmark), returned 2.71%.
Top contributors to performance:
A strong economy with a resilient labor market and inflation that was stubbornly above the US Federal Reserve’s (Fed’s) target caused yields to rise, especially as the war with Iran drove gas prices higher. The Fund’s shorter duration profile relative to its benchmark contributed to performance.
Allocations to corporates – both high yield and investment grade – were a contributor to the Fund’s performance because of the incremental yield they provided, as spreads ended the period largely unchanged despite increased volatility from the war in Iran.
The Fund’s allocations to emerging market debt and commercial mortgage-backed securities (CMBS) were also contributors to performance.
Top detractors from performance:
The Fund’s allocations to bank loans and collateralized loan obligations (CLOs) were a detractor as these sectors saw spreads widening over the period.
An underweight position in the municipals and government-related sectors, and security selection within the government‑related sector, were a moderate detractor.
A modest underweight to asset-backed securities (ABS) was also a small detractor over the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Strategic Income Fund (Class A) – including sales charge	-0.46%	1.53%	2.79%
Nomura Strategic Income Fund (Class A) – excluding sales charge	4.28%	2.46%	3.26%
Bloomberg US Aggregate Index	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 215,873,864
Holdings Count | Holding	284	[4]
Advisory Fees Paid, Amount	$ 614,272
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$215,873,864
Total number of portfolio holdings*	284
Total net advisory fees paid (during reporting period)	$614,272
Portfolio turnover rate	73%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	63.69%
Collateralized Loan Obligations	21.88%
Non-Agency Collateralized Mortgage Obligations	4.25%
Non-Agency Commercial Mortgage-Backed Securities	2.77%
Government Agency Obligations	2.33%
Loan Agreements	1.28%
Sovereign Bonds	0.88%
Common Stocks	0.34%
Supranational Banks	0.20%
Agency Collateralized Mortgage Obligations	0.01%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Strategic Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
Effective June 1, 2026, no sales charge and contingent deferred sales charge were imposed on purchases and redemptions of Class A shares, respectively.
Effective June 1, 2026, distribution and service (12b-1) fees for Class A shares were waived.
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Strategic Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, no sales charge and contingent deferred sales charge were imposed on purchases and redemptions of Class A shares, respectively.
Effective June 1, 2026, distribution and service (12b-1) fees for Class A shares were waived.

Material Fund Change Adviser [Text Block]	Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000130079 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Debt Corporate Fund(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Class Name	Class A
Trading Symbol	DEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Debt Corporate Fund (Class A) returned 4.56% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 1.60%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index (benchmark), returned 5.35%.
Top contributors to performance:
An overweight allocation compared to the Fund’s benchmark to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash in a volatile rate backdrop.
Out-of-benchmark exposure to supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Argentina, Chile, and Georgia contributed.
Top detractors from performance:
An underweight allocation compared to the Fund’s benchmark to BBB-rated, A-rated, and AA-rated bonds in a constructive risk backdrop.
Out-of-benchmark exposure to restructured equities of Grupo Aeroméxico SAB de CV and Sunac China Holdings Ltd.
Idiosyncratic underperformance of Brazilian corporates Raízen SA and Aegea Finance SARL due to strategic and leverage challenges.
At the sector level, consumer, financials, and industrials detracted from performance.
From a country perspective, Brazil, China, and Hong Kong detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Emerging Markets Debt Corporate Fund (Class A) – including sales charge	-0.15%	1.49%	3.57%
Nomura Emerging Markets Debt Corporate Fund (Class A) – excluding sales charge	4.56%	2.43%	4.04%
Bloomberg Global Aggregate Index	1.60%	-1.91%	0.24%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	5.35%	2.52%	4.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 72,122,875
Holdings Count | Holding	144	[5]
Advisory Fees Paid, Amount	$ 383,509
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$72,122,875
Total number of portfolio holdings*	144
Total net advisory fees paid (during reporting period)	$383,509
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	6.96%
Mexico	6.94%
India	5.34%
Saudi Arabia	4.40%
Türkiye	4.37%
Colombia	3.90%
Argentina	3.72%
Israel	3.26%
United Arab Emirates	3.09%
Hong Kong	2.96%

Sector allocation
Financials	23.69%
Utilities	18.03%
Oil & Gas	9.09%
Technology, Media and Telecommunication	8.40%
Consumer	7.01%
Metals & Mining	6.18%
Industrial	5.13%
Transport	2.79%
Real Estate	2.76%
Infrastructure	1.86%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Debt Corporate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Debt Corporate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000130080 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Debt Corporate Fund(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Class Name	Class C
Trading Symbol	DEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.79%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Debt Corporate Fund (Class C) returned 3.74% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 1.60%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index (benchmark), returned 5.35%.
Top contributors to performance:
An overweight allocation compared to the Fund’s benchmark to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash in a volatile rate backdrop.
Out-of-benchmark exposure to supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Argentina, Chile, and Georgia contributed.
Top detractors from performance:
An underweight allocation compared to the Fund’s benchmark to BBB-rated, A-rated, and AA-rated bonds in a constructive risk backdrop.
Out-of-benchmark exposure to restructured equities of Grupo Aeroméxico SAB de CV and Sunac China Holdings Ltd.
Idiosyncratic underperformance of Brazilian corporates Raízen SA and Aegea Finance SARL due to strategic and leverage challenges.
At the sector level, consumer, financials, and industrials detracted from performance.
From a country perspective, Brazil, China, and Hong Kong detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Emerging Markets Debt Corporate Fund (Class C) – including sales charge	2.75%	1.65%	3.31%
Nomura Emerging Markets Debt Corporate Fund (Class C) – excluding sales charge	3.74%	1.65%	3.31%
Bloomberg Global Aggregate Index	1.60%	-1.91%	0.24%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	5.35%	2.52%	4.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 72,122,875
Holdings Count | Holding	144	[6]
Advisory Fees Paid, Amount	$ 383,509
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$72,122,875
Total number of portfolio holdings*	144
Total net advisory fees paid (during reporting period)	$383,509
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	6.96%
Mexico	6.94%
India	5.34%
Saudi Arabia	4.40%
Türkiye	4.37%
Colombia	3.90%
Argentina	3.72%
Israel	3.26%
United Arab Emirates	3.09%
Hong Kong	2.96%

Sector allocation
Financials	23.69%
Utilities	18.03%
Oil & Gas	9.09%
Technology, Media and Telecommunication	8.40%
Consumer	7.01%
Metals & Mining	6.18%
Industrial	5.13%
Transport	2.79%
Real Estate	2.76%
Infrastructure	1.86%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Debt Corporate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Debt Corporate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000130082 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Emerging Markets Debt Corporate Fund(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Class Name	Institutional Class
Trading Symbol	DEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Emerging Markets Debt Corporate Fund (Institutional Class) returned 4.81% (excluding sales charge) for the 12 months ended July 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 1.60%, while the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified, the Fund's narrowly based securities market index (benchmark), returned 5.35%.
Top contributors to performance:
An overweight allocation compared to the Fund’s benchmark to BB-rated and B-rated bonds in a constructive risk backdrop.
A tactical allocation to cash in a volatile rate backdrop.
Out-of-benchmark exposure to supranationals.
At the sector level, utilities, technology, media and telecommunications, and infrastructure contributed to performance.
From a country perspective, Argentina, Chile, and Georgia contributed.
Top detractors from performance:
An underweight allocation compared to the Fund’s benchmark to BBB-rated, A-rated, and AA-rated bonds in a constructive risk backdrop.
Out-of-benchmark exposure to restructured equities of Grupo Aeroméxico SAB de CV and Sunac China Holdings Ltd.
Idiosyncratic underperformance of Brazilian corporates Raízen SA and Aegea Finance SARL due to strategic and leverage challenges.
At the sector level, consumer, financials, and industrials detracted from performance.
From a country perspective, Brazil, China, and Hong Kong detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2016, through July 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2026)	1 year	5 year	10 year
Nomura Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge	4.81%	2.68%	4.29%
Nomura Emerging Markets Debt Corporate Fund (Institutional Class) – excluding sales charge	4.81%	2.68%	4.29%
Bloomberg Global Aggregate Index	1.60%	-1.91%	0.24%
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified	5.35%	2.52%	4.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 72,122,875
Holdings Count | Holding	144	[7]
Advisory Fees Paid, Amount	$ 383,509
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2026)
Fund net assets	$72,122,875
Total number of portfolio holdings*	144
Total net advisory fees paid (during reporting period)	$383,509
Portfolio turnover rate	106%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	6.96%
Mexico	6.94%
India	5.34%
Saudi Arabia	4.40%
Türkiye	4.37%
Colombia	3.90%
Argentina	3.72%
Israel	3.26%
United Arab Emirates	3.09%
Hong Kong	2.96%

Sector allocation
Financials	23.69%
Utilities	18.03%
Oil & Gas	9.09%
Technology, Media and Telecommunication	8.40%
Consumer	7.01%
Metals & Mining	6.18%
Industrial	5.13%
Transport	2.79%
Real Estate	2.76%
Infrastructure	1.86%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Debt Corporate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Emerging Markets Debt Corporate Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.
[6]	Excludes cash and cash equivalents.
[7]	Excludes cash and cash equivalents.